INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended									12 Months Ended
	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 CNY (¥)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Investments [Line Items]
Amount of cost method investment | $															$ 1,000
Cost-method Investments, Other than Temporary Impairment										¥ 3,440	$ 495	¥ 5,000
Private company [Member] | Xibianyuan [Member]
Investments [Line Items]
Percentage of equity method investments																				19.00%
Amount of original cost of equity method investments																				¥ 5,500
Limited partnership [Member] | Guangda Sports Culture [Member]
Investments [Line Items]
Percentage of equity method investments																				9.90%
Amount of original cost of equity method investments																				¥ 20,000
Amount of equity method investment				¥ 20,000								20,000
Huanlelingdang [Member]
Investments [Line Items]
Cost-method Investments, Other than Temporary Impairment | $													$ 5,000
Huanlelingdang [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments									20.00%
Amount of original cost of cost method investments									¥ 5,000
Hewei [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments								19.00%
Amount of original cost of cost method investments								¥ 114
Hzone Holiding Company [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments						10.00%
Amount of original cost of cost method investments | $						$ 2,000
Big Stomach Limited [Member]
Investments [Line Items]
Cost-method Investments, Other than Temporary Impairment										¥ 3,469
Big Stomach Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments						2.00%
Amount of original cost of cost method investments | $						$ 500
Topgame Global Limited [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments					1.29%
Amount of original cost of cost method investments | $																		$ 1,373
Caicaihudong (Beijing) Technology Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments					1.29%
Amount of original cost of cost method investments					¥ 13
Youwang Technology (Shanghai) Co., Ltd. [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments					¥ 477
Danhua [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments							1.10%
Amount of original cost of cost method investments | $							$ 1,000
Amount of cost method investment | $																	$ 750				$ 250
Heimatuoxin [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments										3.49%	3.49%
Amount of original cost of cost method investments																			¥ 3,000
Amount of cost method investment	¥ 3,000									¥ 3,000
Sumpay.cn [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments				15.00%
Hangzhou Laiqi [Member] | Private company [Member]
Investments [Line Items]
Amount of original cost of cost method investments				¥ 600								¥ 600
Beijing Weisaishidai Sports Technology Co., Ltd [Member]
Investments [Line Items]
Percentage of cost method investments			0.84%
Amount of original cost of cost method investments			¥ 10,000
Techelix Co., Ltd [Member] | Private company [Member]
Investments [Line Items]
Percentage of cost method investments		2.00%
Amount of original cost of cost method investments | $		$ 600
Jingyan [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments			4.64%
Amount of original cost of cost method investments			¥ 6,000
Amount of cost method investment	¥ 2,040									2,040
zPark [Member] | Limited partnership [Member]
Investments [Line Items]
Percentage of cost method investments	2.00%
Amount of original cost of cost method investments | $															1,000
Amount of cost method investment | $															$ 1,000
Yintech Investment Holdings Limited [Member]
Investments [Line Items]
Amount of original cost of equity method investments | $																$ 506
Hewei Technology Co., Ltd. [Member]
Investments [Line Items]
Cost-method Investments, Other than Temporary Impairment										¥ 114